Schedule of Assets Held for Investment Purposes at End of Year	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held for Investment Purposes at End of Year

SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR
Form 5500, Schedule H, Part IV, Line 4i
Worthington Steel, Inc.
401(k) Retirement Savings Plan
EIN 92-2632000, Plan Number 001

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value
	Employer Securities:
*	Worthington Steel, Inc.	Common Stock – 473,135 - shares	N/A	$16,381,756
	Total Employer Securities			$16,381,756

	Mutual Funds:
*	Fidelity 500 Index Fund	Mutual Fund – 281,193 - shares	N/A	$66,845,156
*	Fidelity Mid Cap Index Fund	Mutual Fund – 311,007 - shares	N/A	11,485,475
*	Fidelity Small Cap Index Fund	Mutual Fund – 95,330 - shares	N/A	2,948,543
*	Fidelity Advisor Focused Emerging Markets Fund Class I	Mutual Fund – 99,605 - shares	N/A	4,233,222
*	Fidelity International Index Fund	Mutual Fund – 123,297 - shares	N/A	7,496,462
*	Fidelity Balanced Fund Class K	Mutual Fund – 825,466 - shares	N/A	26,530,493
*	Fidelity U.S. Bond Index Fund	Mutual Fund – 109,467 - shares	N/A	1,155,968
*	Fidelity Government Money Market Fund Class K6	Mutual Fund – 10,710 - shares	N/A	10,710
*	Fidelity Freedom Index 2010 Fund Premier II Class	Mutual Fund – 102,303 - shares	N/A	1,381,085
*	Fidelity Freedom Index 2015 Fund Premier II Class	Mutual Fund – 117,711 - shares	N/A	1,775,078
*	Fidelity Freedom Index 2020 Fund Premier II Class	Mutual Fund – 406,253 - shares	N/A	6,845,361
*	Fidelity Freedom Index 2025 Fund Premier II Class	Mutual Fund – 791,830 - shares	N/A	16,082,076
*	Fidelity Freedom Index 2030 Fund Premier II Class	Mutual Fund – 1,628,812 - shares	N/A	36,794,864
*	Fidelity Freedom Index 2035 Fund Premier II Class	Mutual Fund – 1,564,671 - shares	N/A	41,620,260
*	Fidelity Freedom Index 2040 Fund Premier II Class	Mutual Fund – 1,545,144 - shares	N/A	44,531,063
*	Fidelity Freedom Index 2045 Fund Premier II Class	Mutual Fund – 913,859 - shares	N/A	28,156,004
*	Fidelity Freedom Index 2050 Fund Premier II Class	Mutual Fund – 884,511 - shares	N/A	27,331,397
*	Fidelity Freedom Index 2055 Fund Premier II Class	Mutual Fund – 844,312 - shares	N/A	21,470,865
*	Fidelity Freedom Index 2060 Fund Premier II Class	Mutual Fund – 631,470 - shares	N/A	13,608,175
*	Fidelity Freedom Index 2065 Fund Premier II Class	Mutual Fund – 368,150 - shares	N/A	6,420,533
*	Fidelity Freedom Index 2070 Fund Premier II Class	Mutual Fund – 13,482 - shares	N/A	166,367
*	Fidelity Freedom Index Retirement Fund Premier II Class	Mutual Fund – 139,125 - shares	N/A	1,716,805
	Dodge & Cox Stock Fund Class I	Mutual Fund – 2,541,360 - shares	N/A	42,161,166
	Janus Henderson Enterprise Fund Class T	Mutual Fund – 10,592 - shares	N/A	1,476,257
	Nationwide Geneva Small Cap Growth Fund Class R6	Mutual Fund – 90,986 - shares	N/A	7,121,497
	Victory RS Partners Fund Class A	Mutual Fund – 327,677 - shares	N/A	8,935,746
	MFS International Diversification Fund Class R3	Mutual Fund – 707,833 - shares	N/A	19,203,496
	Victory Sycamore Established Value Fund Class Y	Mutual Fund – 12,279 - shares	N/A	552,821
	PIMCO Income Fund Institutional Class	Mutual Fund – 686,294 - shares	N/A	7,542,374
	Performance Trust Total Return Bond Fund Class Institutional	Mutual Fund – 356,994 - shares	N/A	7,100,606
	Total Mutual Funds			$462,699,925

	Common Collective Trust:
	Harbor Capital Appreciation CIT Class 5	Common Collective Trust – 3,672,688 - Units	N/A	75,069,749
	Total Common Collective Trust			$75,069,749

	Pooled Separate Account:
	New York Life Anchor Account	Pooled Separate Account – 21,730,253 - Units	N/A	$21,730,253
	Total Pooled Separate Account			$21,730,253

	Participant Notes Receivable:
*	Participant Notes Receivable	Interest rates of 4.25% - 10.25%	N/A	$7,801,068
		Due dates range from 2026 - 2035
	Total Participant Notes Receivable			$7,801,068

	Total			$583,682,751
*Party-in-Interest to the Plan